Income taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deferred tax assets	$ 107,503	$ 114,980
Deferred income tax liabilities	(66,412)	(61,799)
Net deferred income tax assets	41,091	53,181	$ 46,439
Provisions and Tax Credits
Statement Line Items [Line Items]
Deferred tax assets	49,122	41,753
Unused tax losses
Statement Line Items [Line Items]
Deferred tax assets	58,381	73,227
Temporary differences from inventory
Statement Line Items [Line Items]
Deferred income tax liabilities	(2,232)	(5,950)
Temporary differences from property, plant and equipment
Statement Line Items [Line Items]
Deferred income tax liabilities	(52,680)	(55,849)
Temporary differences from investments in subsidiaries
Statement Line Items [Line Items]
Deferred income tax liabilities	$ (11,500)	$ 0